Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of currency exchange rates impact
	Period End Rate			Average Rate
	As of December 31,			For the Years Ended
	2022	2021	2020	2022	2021	2020
Thai Baht	0.0289	0.0300	0.0333	0.0286	0.0313	0.0320
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1447	N/A	N/A	0.1446	N/A	N/A

Schedule of non-derivative financial liabilities
Year ended December 31, 2022	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$2,633,995	$-	$-	$2,633,995
Borrowings	3,181,616	13,899,818	-	17,081,434
Borrowings from related parties	3,148,500	1,455,649	-	4,604,149
Amount due to related parties	3,868,691	-		3,868,691
Other liabilities	2,477,369	43,200	-	2,520,569
Operating lease liabilities	1,774,192	2,340,075	-	4,114,267
Finance lease liabilities	398,136	233,550	-	631,686
Convertible note payables	1,730,267	-	-	1,730,267
Provision for employee benefits	457,315	1,554,322	23,302,600	25,314,237
	$19,670,081	$19,526,614	$23,302,600	$62,499,295

Year ended December 31, 2021	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,028,721	$-	$-	$1,028,721
Borrowings	16,066,020	859,120	-	16,925,140
Borrowings from related parties	-	5,332,803	-	5,332,803
Amount due to related parties	591,026	-		591,026
Other liabilities	1,824,635	54,000	-	1, 878,635
Lease liabilities	2,366,045	-	-	2,366,045
Finance lease liabilities	619,301	666,455	-	1,285,756
Provision for employee benefits	563,243	1,856,583	32,165,128	34,584,954
	$23,058,991	$8,768,961	$32,165,128	$63,993,080

Schedule of net debt analysis
	As of December 31,
	2022	2021
Cash, cash equivalents, and restricted cash	$8,230,644	$15,853,811
Borrowings – repayable within one year	(6,330,116)	(16,066,020)
Borrowings – repayable after one year	(15,355,467)	(6,191,923)
Net debt	$(13,454,939)	$(6,404,132)

Schedule of estimated useful lives of property and equipment
Estimated useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years
GDM machines	5 years
Robots	5 years

Schedule of cost of the intangible assets
Estimated useful life
Computer software	5 years
Right-of-use Platform	10 years
Customer base	1 – 3 years
Technical know-how	8 – 10 years
Security Surveillance system	10 years

Schedule of disaggregation information of revenue by service type
	For the year ended December 31,
Service Type	2022	Percentage of Total Revenue	2021	Percentage of Total Revenue	2020	Percentage of Total Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$10,693,948	31.0%	$11,205,580	31.9%	$12,045,914	32.0%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	4,074,052	11.8%	4,556,538	13.0%	4,822,354	12.8%
ATM Management	8,897,939	25.8%	10,809,497	30.7%	12,542,613	33.3%
Cash Processing (CPC)	2,789,818	8.1%	3,034,360	8.6%	2,842,209	7.5%
Cash Center Operations (CCT)	2,209,055	6.4%	2,802,171	8.0%	3,256,423	8.6%
Consolidate Cash Center (CCC)	456,720	1.3%	182,263	0.5%	-	-%
Cheque Center Service (CDC)	4,562	0.0%	59,923	0.2%	61,197	0.2%
Others **	10,149	0.1%	5,270	0.0%	399,977	1.1%
Cash Deposit Management Solutions (GDM)	1,771,380	5.1%	1,644,611	4.7%	1,457,307	3.9%
Robotic AI solutions	1,272,236	3.7%	368,659	1.0%	220,788	0.6%
Information security	512,300	1.5%	484,318	1.4%	-	-%
General security solutions	1,785,789	5.2%	-	-%	-	-%
Total	$34.477,948	100%	$35,153,190	100%	$37,648,782	100%

**	Others includes revenues from express cash, coin processing services and international shipment.